UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.

(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Name and address of agent for service)

(608) 960-4616

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Plumb Balanced Fund
Investor Class | PLBBX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Balanced Fund – Investor Class finished March 31st, 2025, -0.03% year-over-year, trailing our blended benchmark of 6.89%. We underperformed our benchmark as growth orientated stocks fell briefly out of fashion.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	-0.03	9.71	7.71
S&P 500 Total Return Index	8.25	18.59	12.50
MSCI EAFE Price (USD)	2.19	9.01	2.64
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	6.89	11.44	7.93
Visit plumbfunds.com/literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Plumb Balanced Fund	PAGE 1	TSR-AR-976586107

KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$59,320,129
Number of Holdings	57
Portfolio Turnover	26%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(%)
Visa, Inc.	4.1%
NVIDIA Corp.	4.1%
Mastercard, Inc.	3.6%
MercadoLibre, Inc.	3.6%
VSE Corp.	3.2%
American Express Co.	3.2%
Eli Lilly & Co.	3.1%
Alphabet, Inc. -	3.0%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.9%

Top Sectors	(%)
Financials	38.0%
Information Technology	17.2%
Industrials	10.6%
Consumer Discretionary	9.4%
Health Care	10.8%
Energy	9.4%
Communication Services	3.0%
Cash & Other	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Balanced Fund	PAGE 2	TSR-AR-976586107

Plumb Balanced Fund
Institutional Class | PLIBX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.19%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Balanced Fund – Institutional Class finished March 31st, 2025, up 0.24% year-over-year, trailing our blended benchmark of 6.89%. We  underperformed our benchmark as growth orientated stocks fell briefly out of fashion.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/03/2020)
Institutional Class (without sales charge)	0.24	5.56
S&P 500 Total Return Index	8.25	13.84
MSCI EAFE Price (USD)	2.19	5.89
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	6.89	8.36
Visit plumbfunds.com/literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Plumb Balanced Fund	PAGE 1	TSR-AR-976586305

KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$59,320,129
Number of Holdings	57
Portfolio Turnover	26%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(%)
Visa, Inc.	4.1%
NVIDIA Corp.	4.1%
Mastercard, Inc.	3.6%
MercadoLibre, Inc.	3.6%
VSE Corp.	3.2%
American Express Co.	3.2%
Eli Lilly & Co.	3.1%
Alphabet, Inc. -	3.0%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.9%

Top Sectors	(%)
Financials	38.0%
Information Technology	17.2%
Industrials	10.6%
Consumer Discretionary	9.4%
Health Care	10.8%
Energy	9.4%
Communication Services	3.0%
Cash & Other	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Balanced Fund	PAGE 2	TSR-AR-976586305

Plumb Balanced Fund
Class A | PLABX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Balanced Fund – Class A finished March 31st, 2025, -5.7% (including  sales charge) and -.04% (excluding sales charge) year-over-year, trailing our blended benchmark of 6.89%. We underperformed our benchmark as growth orientated stocks fell briefly out of fashion.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2021)
Class A (without sales charge)	-0.04	2.17
Class A (with sales charge)	-5.78	0.72
S&P 500 Total Return Index	8.25	10.75
MSCI EAFE Price (USD)	2.19	2.10
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	6.89	6.33
Visit plumbfunds.com/literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Plumb Balanced Fund	PAGE 1	TSR-AR-976586503

KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$59,320,129
Number of Holdings	57
Portfolio Turnover	26%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(%)
Visa, Inc.	4.1%
NVIDIA Corp.	4.1%
Mastercard, Inc.	3.6%
MercadoLibre, Inc.	3.6%
VSE Corp.	3.2%
American Express Co.	3.2%
Eli Lilly & Co.	3.1%
Alphabet, Inc. -	3.0%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.9%

Top Sectors	(%)
Financials	38.0%
Information Technology	17.2%
Industrials	10.6%
Consumer Discretionary	9.4%
Health Care	10.8%
Energy	9.4%
Communication Services	3.0%
Cash & Other	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Balanced Fund	PAGE 2	TSR-AR-976586503

Plumb Equity Fund
Investor Class | PLBEX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Equity Fund – Investor Class finished March 31st, 2025, -6.65% trailing its blended benchmark of 7.70%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	-6.65	12.17	10.32
S&P 500 Total Return Index	8.25	18.59	12.50
MSCI EAFE Price (USD)	2.19	9.01	2.64
90% S&P500/10% MSCI EAFE Price	7.70	17.65	11.51
Visit plumbfunds.com/literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Plumb Equity Fund	PAGE 1	TSR-AR-976586206

KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$24,642,609
Number of Holdings	27
Portfolio Turnover	21%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	9.0%
NVIDIA Corp.	8.8%
Visa, Inc.	5.7%
Intuitive Surgical, Inc.	5.2%
Mastercard, Inc.	4.9%
VSE Corp.	4.9%
Alphabet, Inc.	4.7%
MercadoLibre, Inc.	4.4%
Apple, Inc.	4.3%
Autodesk, Inc.	4.2%

Top Sectors	(%)
Information Technology	30.1%
Financials	23.1%
Health Care	14.3%
Industrials	8.9%
Consumer Discretionary	7.7%
Communication Services	4.7%
Energy	2.3%
Cash & Other	8.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Equity Fund	PAGE 2	TSR-AR-976586206

Plumb Equity Fund
Institutional Class | PLIEX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Equity Fund – Institutional Class finished March 31st, 2025, -6.44% year-over-year trailing its blended benchmark of 7.70%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/03/2020)
Institutional Class (without sales charge)	-6.44	6.08
S&P 500 Total Return Index	8.25	13.84
MSCI EAFE Price (USD)	2.19	5.89
90% S&P500/10% MSCI EAFE Price	7.70	13.06
Visit plumbfunds.com/literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Plumb Equity Fund	PAGE 1	TSR-AR-976586404

KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$24,642,609
Number of Holdings	27
Portfolio Turnover	21%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	9.0%
NVIDIA Corp.	8.8%
Visa, Inc.	5.7%
Intuitive Surgical, Inc.	5.2%
Mastercard, Inc.	4.9%
VSE Corp.	4.9%
Alphabet, Inc.	4.7%
MercadoLibre, Inc.	4.4%
Apple, Inc.	4.3%
Autodesk, Inc.	4.2%

Top Sectors	(%)
Information Technology	30.1%
Financials	23.1%
Health Care	14.3%
Industrials	8.9%
Consumer Discretionary	7.7%
Communication Services	4.7%
Energy	2.3%
Cash & Other	8.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Equity Fund	PAGE 2	TSR-AR-976586404

Plumb Equity Fund
Class A | PLAEX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Equity Fund – Class A finished March 31st, 2025, -11.98% (including sales charge) and -6.62% (excluding sales charge) trailing its blended benchmark of 7.70%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2021)
Class A (without sales charge)	-6.62	0.75
Class A (with sales charge)	-11.98	-0.68
S&P 500 Total Return Index	8.25	10.75
MSCI EAFE Price (USD)	2.19	2.10
90% S&P500/10% MSCI EAFE Price	7.70	9.90
Visit plumbfunds.com/literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Plumb Equity Fund	PAGE 1	TSR-AR-976586602

KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$24,642,609
Number of Holdings	27
Portfolio Turnover	21%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	9.0%
NVIDIA Corp.	8.8%
Visa, Inc.	5.7%
Intuitive Surgical, Inc.	5.2%
Mastercard, Inc.	4.9%
VSE Corp.	4.9%
Alphabet, Inc.	4.7%
MercadoLibre, Inc.	4.4%
Apple, Inc.	4.3%
Autodesk, Inc.	4.2%

Top Sectors	(%)
Information Technology	30.1%
Financials	23.1%
Health Care	14.3%
Industrials	8.9%
Consumer Discretionary	7.7%
Communication Services	4.7%
Energy	2.3%
Cash & Other	8.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Equity Fund	PAGE 2	TSR-AR-976586602

(b) Not applicable

Item 2. Code of Ethics.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Harlan Moeckler is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2025	FYE 3/31/2024
(a) Audit Fees	$28,500	$28,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$6,000	$6,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Plumb Funds
Plumb Balanced Fund
(Investor Shares: PLBBX)
(Institutional Shares: PLIBX)
(Class A Shares: PLABX)
Plumb Equity Fund
(Investor Shares: PLBEX)
(Institutional Shares: PLIEX)
(Class A Shares: PLAEX)
Core Financial Statements
March 31, 2025

Plumb Balanced Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 62.2%
Automobile Components - 0.6%
Modine Manufacturing Co.(a)	5,000	$383,750
Broadline Retail - 6.5%
Amazon.com, Inc.(a)	9,000	1,712,340
MercadoLibre, Inc.(a)	1,100	2,145,957
		3,858,297
Capital Markets - 0.9%
BGC Group, Inc. - Class A	60,000	550,200
Commercial Services & Supplies - 5.9%
Copart, Inc.(a)	28,000	1,584,520
VSE Corp.	16,000	1,919,840
		3,504,360
Consumer Finance - 3.2%
American Express Co.	7,000	1,883,350
Financial Services - 12.8%
Fiserv, Inc.(a)	7,500	1,656,225
Mastercard, Inc. - Class A	3,950	2,165,074
Toast, Inc. - Class A(a)	40,000	1,326,800
Visa, Inc. - Class A	7,000	2,453,220
		7,601,319
GICS~Software - 0.5%
ANSYS, Inc.(a)	1,000	316,560
Health Care Equipment & Supplies - 3.0%
Butterfly Network, Inc.(a)	3,500	7,980
Intuitive Surgical, Inc.(a)	3,000	1,485,810
Stryker Corp.	750	279,187
		1,772,977
Interactive Media & Services - 3.0%
Alphabet, Inc. - Class A	11,500	1,778,360
IT Services - 0.3%
Grid Dynamics Holdings, Inc.(a)	10,000	156,500
Oil, Gas & Consumable Fuels - 5.0%
Exxon Mobil Corp.	12,000	1,427,160
Kinder Morgan, Inc.	27,500	784,575
Phillips 66	6,000	740,880
		2,952,615
Pharmaceuticals - 4.7%
Eli Lilly & Co.	2,200	1,817,002
Novo Nordisk AS - ADR	14,000	972,160
		2,789,162
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc.(a)	14,000	1,438,360
NVIDIA Corp.	22,500	2,438,550

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,000	$830,000
		4,706,910
Software - 4.9%
Autodesk, Inc.(a)	3,000	785,400
Microsoft Corp.	4,450	1,670,486
Synopsys, Inc.(a)	1,000	428,850
		2,884,736
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	8,000	1,777,040
TOTAL COMMON STOCKS (Cost $18,358,654)		36,916,136
	Par
CORPORATE BONDS - 35.1%
Aerospace & Defense - 1.5%
Boeing Co., 2.95%, 02/01/2030	$1,000,000	910,737

Banks - 14.1%
Amalgamated Financial Corp., 3.25% to 11/15/2026 then 3 mo. Term SOFR + 2.30%, 11/15/2031(c)	1,000,000	916,767
Banc of California, Inc., 4.38% to 10/30/2025 then 3 mo. Term SOFR + 4.20%, 10/30/2030(c)	1,200,000	1,172,795
Bank of America NA, 5.14% (SOFR + 0.78%), 08/18/2025(c)	700,000	701,121
Flagstar Bancorp, Inc., 4.13% to 11/01/2025 then 3 mo. Term SOFR + 3.91%, 11/01/2030(c)	500,000	467,500
JPMorgan Chase & Co., 5.00%, 12/13/2034	1,000,000	991,479
Pinnacle Financial Partners, Inc., 7.34% (3 mo. Term SOFR + 3.04%), 09/15/2029(c)	1,575,000	1,579,627
TriState Capital Holdings, Inc., 5.75% to 05/15/2025 then 3 mo. LIBOR US + 5.36%, 05/15/2030(b)(c)	500,000	497,500
Wells Fargo & Co., 4.65%, 08/15/2026(c)	500,000	499,931
Western Alliance Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.25%, 06/15/2031(c)	600,000	562,500
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030(c)	1,000,000	998,085
		8,387,305

Building Products - 1.9%
Masco Corp., 7.75%, 08/01/2029	1,000,000	1,118,954

The accompanying notes are an integral part of these financial statements.

1

Plumb Balanced Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Capital Markets - 3.4%
Charles Schwab Corp., 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual(c)	$1,500,000	$1,497,694
Goldman Sachs Group, Inc., 4.80%, 11/29/2031	500,000	492,855
		1,990,549
Electric Utilities - 0.9%
Appalachian Power Co., 6.38%, 04/01/2036	500,000	527,513
Financial Services - 4.8%
Morgan Stanley Finance LLC
5.00%, 06/28/2032	1,000,000	1,002,937
5.85%, 05/08/2034	1,250,000	1,257,770
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	550,000	574,924
		2,835,631
Ground Transportation - 0.8%
Union Pacific Corp., 5.10%, 02/20/2035	500,000	503,195
Health Care Equipment & Services - 0.8%
HCA, Inc., 3.50%, 09/01/2030	500,000	463,551
Hotels, Restaurants & Leisure - 2.2%
Expedia Group, Inc., 5.00%, 02/15/2026	1,300,000	1,301,104
IT Services - 0.6%
VeriSign, Inc., 4.75%, 07/15/2027	350,000	349,479
Oil & Gas - 2.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	250,000	249,027
National Grid USA, 5.88%, 04/01/2033	1,000,000	1,022,175
		1,271,202
Oil, Gas & Consumable Fuels - 1.8%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	1,000,000	1,045,017
Pharmacy Services - 0.2%
CVS Pass-Through Trust, 6.94%, 01/10/2030	119,862	123,133
TOTAL CORPORATE BONDS (Cost $20,830,731)		20,827,370
MUNICIPAL BONDS - 0.9%
Massachusetts Educational Financing Authority, 4.60%, 07/01/2031	500,000	493,879
TOTAL MUNICIPAL BONDS (Cost $500,000)		493,879

	Shares	Value
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 4.27%(d)	968,926	$968,926
TOTAL SHORT-TERM INVESTMENTS (Cost $968,926)		968,926
TOTAL INVESTMENTS - 99.8% (Cost $40,658,312)		$59,206,311
Other Assets in Excess of Liabilities - 0.2%		113,818
TOTAL NET ASSETS - 100.0%		$59,320,129

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Plumb Equity Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 91.2%
Broadline Retail - 7.5%
Amazon.com, Inc.(a)	4,000	$761,040
MercadoLibre, Inc.(a)	550	1,072,979
		1,834,019
Capital Markets - 1.5%
BGC Group, Inc. - Class A	40,000	366,800
Commercial Services & Supplies - 8.9%
Copart, Inc.(a)	17,500	990,325
VSE Corp.	10,000	1,199,900
		2,190,225
Consumer Finance - 3.8%
American Express Co.	3,500	941,675
Financial Services - 17.8%
Fiserv, Inc.(a)	4,000	883,320
Mastercard, Inc. - Class A	2,200	1,205,864
Toast, Inc. - Class A(a)	27,000	895,590
Visa, Inc. - Class A	4,000	1,401,840
		4,386,614
Health Care Equipment & Supplies - 7.5%
Butterfly Network, Inc.(a)	3,500	7,980
Intuitive Surgical, Inc.(a)	2,600	1,287,702
Stryker Corp.	1,500	558,375
		1,854,057
Hotels, Restaurants & Leisure - 0.2%
Kura Sushi USA, Inc. - Class A(a)	1,000	51,200
Interactive Media & Services - 4.7%
Alphabet, Inc. - Class A	7,500	1,159,800
Oil, Gas & Consumable Fuels - 2.3%
Phillips 66	4,600	568,008
Pharmaceuticals - 6.8%
Eli Lilly & Co.	1,200	991,092
Novo Nordisk AS - ADR	10,000	694,400
		1,685,492
Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices, Inc.(a)	8,000	821,920
ARM Holdings PLC - ADR(a)	4,500	480,555
NVIDIA Corp.	20,000	2,167,600
		3,470,075
Software - 11.8%
Autodesk, Inc.(a)	4,000	1,047,200
Cadence Design Systems, Inc.(a)	1,500	381,495
Microsoft Corp.	2,750	1,032,323
Synopsys, Inc.(a)	1,038	445,146
		2,906,164

	Shares	Value
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	4,750	$1,055,117
TOTAL COMMON STOCKS (Cost $10,830,340)		22,469,246
SHORT-TERM INVESTMENTS - 9.0%
Money Market Funds - 9.0%
First American Government Obligations Fund - Class X, 4.27%(b)	2,216,267	2,216,267
TOTAL SHORT-TERM INVESTMENTS (Cost $2,216,267)		2,216,267
TOTAL INVESTMENTS - 100.2% (Cost $13,046,608)		$24,685,513
Liabilities in Excess of Other Assets - (0.2)%		(42,904)
TOTAL NET ASSETS - 100.0%		$24,642,609

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

PLUMB FUNDS
Statements of Assets and Liabilities
March 31, 2025

	Plumb Balanced Fund	Plumb Equity Fund
ASSETS
Investments, at value*	$59,206,311	$24,685,513
Dividends and interest receivable	315,595	21,444
Receivable from Adviser	—	3,886
Receivable for fund shares sold	327	—
Prepaid assets	118,509	37,262
Total assets	59,640,742	24,748,105
LIABILITIES
Payable for fund shares redeemed	88,300	9,565
Dividends payable	3,026	1,649
Payable to Adviser (Note 4)	25,583	—
Accrued 12b-1 fees (Note 3)	59,613	38,825
Accrued Directors’ fees	7,052	2,946
Accrued expenses and other liabilities	137,039	52,510
Total liabilities	320,613	105,495
TOTAL NET ASSETS	$59,320,129	$24,642,609
Net Assets Consist of:
Paid in capital	35,252,308	11,608,616
Total distributable earnings	24,067,821	13,033,993
Total net assets	$59,320,129	$24,642,609
Investor Shares
Net Assets	$32,880,337	$12,317,141
Capital shares outstanding, $0.001 par value (200 million shares issued each)	932,250	447,548
Net asset value, offering and redemption price per share	$35.27	$27.52
Institutional Shares
Net Assets	$26,350,932	$12,268,501
Capital shares outstanding, $0.001 par value (200 million shares issued each)	748,182	441,729
Net asset value, offering and redemption price per share	$35.22	$27.77
Class A Shares
Net Assets	$88,860	$56,967
Capital shares outstanding, $0.001 par value (200 million shares issued each)	2,531	2,070
Net asset value, minimum offering and redemption price per share(a)	$35.11	$27.52
Maximum offering price per share ($35.11/0.9425) ($27.52/0.9425)(b)	$37.25	$29.20
* Cost of Investments	$40,658,312	$13,046,608

(a)	A 1.00% contingent deferred sales charge is imposed on Class A share purchases of $1 million or more that are redeemed within 18 months after purchase.
(b)	On investments of $25,000 or more, the offering price may be reduced.
The accompanying notes are an integral part of these financial statements.

4

PLUMB FUNDS
Statements of Operations
For the Fiscal Year Ended March 31, 2025

	Plumb Balanced Fund	Plumb Equity Fund
Investment Income:
Dividend income*	$264,171	$113,242
Interest income	926,652	34,699
Total investment income	1,190,823	147,941
Expenses:
Investment Advisor’s fee (Note 4)	450,253	178,098
Fund administration and accounting fees	137,164	128,097
Transfer agent fees and expenses	136,513	101,993
12b-1 fees - Investor shares (Note 3)	99,624	36,198
Registration fees	50,820	48,993
Legal fees	38,010	37,416
Director fees and expenses	29,006	12,091
Audit and tax fees	17,247	14,194
Insurance expense	11,321	5,011
Custody fees	9,329	6,681
Printing and mailing expense	8,806	2,832
12b-1 fees - Class A shares (Note 3)	301	150
Total expenses before Adviser waiver	988,394	571,754
Less: Fees waived by Adviser (Note 4)	(64,160)	(192,910)
Net expenses	924,234	378,844
Net investment income (loss)	266,589	(230,903)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	6,906,851	1,615,330
Net change in unrealized appreciation (depreciation) on investments	(6,751,506)	(3,099,285)
Net realized and unrealized gain (loss) on investments	155,345	(1,483,955)
Net INCREASE (DECREASE) in Net Assets Resulting from Operations	$421,934	$(1,714,858)

*	Net of foreign withholding taxes of $5,099 and $2,385, respectively.
The accompanying notes are an integral part of these financial statements.

5

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the Year Ended March 31,
	2025	2024
Operations:
Net investment income	$266,589	$572,149
Net realized gain on investments	6,906,851	5,152,530
Net change in unrealized appreciation (depreciation) on investments	(6,751,506)	11,182,042
Net increase in net assets resulting from operations	$421,934	$16,906,721
Distributions To Shareholders:
Distributions - Investor shares	(2,841,747)	(424,320)
Distributions - Institutional shares	(2,229,735)	(300,512)
Distributions - Class A shares	(9,516)	(1,249)
Total distributions to shareholders	(5,080,998)	(726,081)
Capital Share Transactions:
Proceeds from shares sold - Investor shares	1,933,768	8,618,588
Proceeds from shares sold - Institutional shares	3,633,333	8,199,395
Proceeds from shares sold - Class A shares	8,075	56,444
Shares issued in reinvestment of dividends - Investor shares	2,823,696	423,654
Shares issued in reinvestment of dividends - Institutional shares	2,223,745	298,918
Shares issued in reinvestment of dividends - Class A shares	8,735	1,177
Cost of shares redeemed - Investor shares	(14,523,570)	(14,331,491)
Cost of shares redeemed - Institutional shares	(7,144,007)	(3,412,872)
Cost of shares redeemed - Class A shares	(42,446)	(4,813)
Net decrease in net assets from capital share transactions	(11,078,669)	(151,001)
Total increase (decrease) in net assets	(15,737,733)	16,029,640
Net Assets:
Beginning of year	75,057,862	59,028,222
End of year	$59,320,129	$75,057,862
Change in Shares Outstanding:
Investor Shares
Shares sold	50,193	263,589
Shares issued in reinvestment of dividends	74,979	12,556
Shares redeemed	(381,948)	(422,665)
Net decrease	(256,776)	(146,520)
Institutional Shares
Shares sold	95,779	229,530
Shares issued in reinvestment of dividends	59,190	8,889
Shares redeemed	(187,769)	(103,412)
Net increase (decrease)	(32,800)	135,007
Class A Shares
Shares sold	223	1,719
Shares issued in reinvestment of dividends	233	35
Shares redeemed	(1,150)	(140)
Net increase (decrease)	(694)	1,614

The accompanying notes are an integral part of these financial statements.

6

Plumb Equity Fund
Statements of Changes in Net Assets

	For the Year Ended March 31,
	2025	2024
Operations:
Net investment loss	$(230,903)	$(149,389)
Net realized gain on investments	1,615,330	1,720,017
Net change in unrealized appreciation (depreciation) on investments	(3,099,285)	6,834,215
Net increase (decrease) in net assets resulting from operations	(1,714,858)	8,404,843
Distributions To Shareholders:
Net distributions - Investor shares	(49,201)	—
Net distributions - Institutional shares	(45,296)	—
Net distributions - Class A shares	(213)	—
Total distributions to shareholders	(94,710)	—
Capital Share Transactions:
Proceeds from shares sold - Investor shares	320,775	490,465
Proceeds from shares sold - Institutional shares	1,796,911	3,487,387
Proceeds from shares sold - Class A shares	6,103	23,553
Shares issued in reinvestment of dividends - Investor shares	43,784	—
Shares issued in reinvestment of dividends - Institutional shares	45,296	—
Shares issued in reinvestment of dividends - Class A shares	213	—
Cost of shares redeemed - Investor shares	(2,079,714)	(4,905,364)
Cost of shares redeemed - Institutional shares	(850,686)	(578,296)
Cost of shares redeemed - Class A shares	(297)	(34,584)
Net decrease in net assets from capital share transactions	(717,615)	(1,516,839)
Total increase (decrease) in net assets	(2,527,183)	6,888,004
Net Assets:
Beginning of year	27,169,792	20,281,788
End of year	$24,642,609	$27,169,792
Change in Shares Outstanding:
Investor Shares
Shares sold	10,599	21,172
Shares issued in reinvestment of dividends	1,400	—
Shares redeemed	(69,484)	(184,727)
Net decrease	(57,485)	(163,555)
Institutional Shares
Shares sold	59,481	120,095
Shares issued in reinvestment of dividends	1,436	—
Shares redeemed	(28,098)	(26,166)
Net increase	32,819	93,929
Class A Shares
Shares sold	206	1,032
Shares issued in reinvestment of dividends	7	—
Shares redeemed	(10)	(1,423)
Net increase (decrease)	203	(391)

The accompanying notes are an integral part of these financial statements.

7

Plumb Balanced Fund
Financial Highlights
Investor Shares
Per share operating performance (For a share outstanding throughout the year)

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$38.07	$29.77	$35.05	$39.04	$28.33
OPERATIONS:
Net investment income(1)	0.10	0.26	0.28	0.03	0.05
Net realized and unrealized gain (loss)	0.08	8.36	(3.41)	(0.89)	10.82
Total from investment operations	0.18	8.62	(3.13)	(0.86)	10.87
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.50)	(0.32)	(0.06)	(0.06)	(0.16)
Distributions from net realized gains	(2.48)	—	(2.09)	(3.07)	—
Total distributions to shareholders	(2.98)	(0.32)	(2.15)	(3.13)	(0.16)
Change in net asset value for the year	(2.80)	8.30	(5.28)	(3.99)	10.71
Net asset value, end of year	$35.27	$38.07	$29.77	$35.05	$39.04
Total return(2)	(0.03)%	29.11%	(8.50)%	(2.73)%	38.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)	$32,880	$45,270	$39,756	$62,718	$94,514
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment	1.53%	1.58%	1.53%	1.25%	1.22%
After expense reimbursement and waivers/recoupment	1.44%	1.37%(3)	1.19%	1.19%	1.19%
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment	0.28%	0.79%	0.93%	0.08%	0.13%
Portfolio turnover rate	26%	25%	36%	38%	63%

(1)
Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the period ended March 31, 2021, net investment income per share was calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 28, 2023, the expense cap is 1.44%.
The accompanying notes are an integral part of these financial statements.

8

Plumb Balanced Fund
Financial Highlights
Institutional Shares
Per share operating performance (For a share outstanding throughout the year)

	For the Year Ended March 31,				For the Period Ended March 31, 2021
	2025	2024	2023	2022
Net asset value, beginning of year	$37.99	$29.76	$35.12	$39.04	$35.38
OPERATIONS:
Net investment income(1)	0.19	0.34	0.34	0.12	0.04
Net realized and unrealized gain (loss)	0.09	8.36	(3.42)	(0.91)	3.85
Total from investment operations	0.28	8.70	(3.08)	(0.79)	3.89
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.57)	(0.47)	(0.19)	(0.06)	(0.23)
Distributions from net realized gains	(2.48)	—	(2.09)	(3.07)	—
Total distributions to shareholders	(3.05)	(0.47)	(2.28)	(3.13)	(0.23)
Change in net asset value for the year	(2.77)	8.23	(5.36)	(3.92)	3.66
Net asset value, end of year	$35.22	$37.99	$29.76	$35.12	$39.04
Total return(2)	0.24%	29.45%	(8.34)%	(2.52)%	10.97%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)	$26,351	$29,666	$19,224	$34,659	$47,024
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.28%	1.34%	1.28%	1.00%	1.02%(4)
After expense reimbursement and waivers	1.19%	1.13%(5)	0.99%	0.99%	0.99%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	0.53%	1.03%	1.12%	0.30%	0.16%(4)
Portfolio turnover rate	26%	25%	36%	38%	63%(3)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
(5)	Effective July 28, 2023, the expense cap is 1.19%.
*	Institutional Shares began operations on August 3, 2020.
The accompanying notes are an integral part of these financial statements.

9

Plumb Balanced Fund
Financial Highlights
Class A Shares
Per share operating performance (For a share outstanding throughout the year)

	For the Year Ended March 31,				For the Period Ended March 31, 2021
	2025	2024	2023	2022
Net asset value, beginning of year	$ 37.92	$29.71	$ 35.05	$39.04	$41.04
OPERATIONS:
Net investment income(1)	0.10	0.25	0.29	0.05	(0.00)(2)
Net realized and unrealized gain (loss)	0.06	8.35	(3.42)	(0.91)	(2.00)(3)
Total from investment operations	0.16	8.60	(3.13)	(0.86)	(2.00)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.49)	(0.39)	(0.12)	(0.06)	—
Distributions from net realized gains	(2.48)	—	(2.09)	(3.07)	—
Total distributions to shareholders	(2.97)	(0.39)	(2.21)	(3.13)	—
Change in net asset value for the year	(2.81)	8.21	(5.34)	(3.99)	(2.00)
Net asset value, end of year	$35.11	$37.92	$ 29.71	$35.05	$39.04
Total return(4)(5)	(0.04)%	29.11%	(8.51)%	(2.70)%	(4.87)%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)	$89	$122	$48	$68	$48
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.53%	1.60%	1.54%	1.26%	1.33%(7)
After expense reimbursement and waivers	1.44%	1.39%(8)	1.19%	1.19%	1.19%(7)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	0.27%	0.76%	0.97%	0.12%	(0.03)%(7)
Portfolio turnover rate	26%	25%	36%	38%	63%(6)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $0.005.
(3)
Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Total investment return excludes the effect of applicable sales charges.
(6)	Not annualized for the period.
(7)	Annualized for the period.
(8)	Effective July 28, 2023, the expense cap is 1.44%.
*	Class A Shares began operations on February 8, 2021.
The accompanying notes are an integral part of these financial statements.

10

Plumb Equity Fund
Financial Highlights
Investor Shares
Per share operating performance (For a share outstanding throughout the year)

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.58	$20.55	$25.76	$34.87	$23.90
OPERATIONS:
Net investment loss(1)	(0.29)	(0.18)	(0.09)	(0.33)	(0.24)
Net realized and unrealized gain (loss)	(1.67)(2)	9.21	(3.05)	(1.24)	14.57
Total from investment operations	(1.96)	9.03	(3.14)	(1.57)	14.33
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	—	—	—	(0.15)
Distributions from net realized gains	(0.10)	—	(2.07)	(7.54)	(3.21)
Total distributions to shareholders	(0.10)	—	(2.07)	(7.54)	(3.36)
Change in net asset value for the year	(2.06)	9.03	(5.21)	(9.11)	10.97
Net asset value, end of year	$27.52	$29.58	$20.55	$25.76	$34.87
Total return(3)	(6.65)%	43.94%	(11.15)%	(6.69)%	59.42%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)	$12,317	$14,939	$13,736	$17,252	$23,404
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	2.20%	2.51%	2.26%	1.74%	1.53%
After expense reimbursement and waivers	1.50%	1.41%(4)	1.19%	1.19%	1.19%
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.96)%	(0.74)%	(0.43)%	(0.95)%	(0.75)%
Portfolio turnover rate	21%	14%	43%	40%	66%

(1)
Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the period ended March 31, 2021, net investment income per share was calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Effective July 28, 2023, expense cap was 1.50%.
The accompanying notes are an integral part of these financial statements.

11

Plumb Equity Fund
Financial Highlights
Institutional Shares
Per share operating performance (For a share outstanding throughout the year)

	For the Year Ended March 31,				For the Period Ended March 31, 2021
	2025	2024	2023	2022
Net asset value, beginning of year	$29.78	$20.63	$25.81	$34.86	$32.57
OPERATIONS:
Net investment income (loss)(1)	(0.21)	(0.13)	(0.05)	(0.26)	(0.16)
Net realized and unrealized gain (loss)	(1.70)(6)	9.28	(3.06)	(1.25)	5.88
Total from investment operations	(1.91)	9.15	(3.11)	(1.51)	5.72
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	—	—	—	(0.22)
Distributions from net realized gains	(0.10)	—	(2.07)	(7.54)	(3.21)
Total distributions to shareholders	(0.10)	—	(2.07)	(7.54)	(3.43)
Change in net asset value for the period	(2.01)	9.15	(5.18)	(9.05)	2.29
Net asset value, end of year	$27.77	$29.78	$20.63	$25.81	$34.86
Total return(2)	(6.44)%	44.35%	(11.00)%	(6.51)%	17.17%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)	$12,269	$12,176	$6,499	$8,986	$14,813
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.96%	2.28%	2.25%	1.57%	1.39%(4)
After expense reimbursement and waivers	1.25%	1.18%(5)	0.99%	0.99%	0.99%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.71)%	(0.51)%	(0.24)%	(0.75)%	(0.70)%(4)
Portfolio turnover rate	21%	14%	43%	40%	66%(3)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
(5)	Effective July 28, 2023, expense cap is 1.25%.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*	Institutional Shares began operations on August 3, 2020.
The accompanying notes are an integral part of these financial statements.

12

Plumb Equity Fund
Financial Highlights
Class A Shares
Per share operating performance (For a share outstanding throughout the year)

	For the Year Ended March 31,				For the Period Ended March 31, 2021
	2025	2024	2023	2022
Net asset value, beginning of year	$ 29.57	$20.54	$25.76	$34.87	$37.67
OPERATIONS:
Net investment income(1)	(0.29)	(0.18)	(0.08)	(0.33)	(0.05)
Net realized and unrealized gain (loss)	(1.66)(2)	9.21	(3.07)	(1.24)(2)	(2.75)(2)
Total from investment operations	(1.95)	9.03	(3.15)	(1.57)	(2.80)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	—	—	—	—
Distributions from net realized gains	(0.10)	—	(2.07)	(7.54)	—
Total distributions to shareholders	(0.10)	—	(2.07)	(7.54)	—
Change in net asset value for the year	(2.05)	9.03	(5.22)	(9.11)	(2.80)
Net asset value, end of year	$27.52	$29.57	$20.54	$25.76	$34.87
Total return(3)(4)	(6.62)%	43.96%	(11.18)%	(6.68)%	(7.43)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)	$57	$55	$46	$49	$46
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	2.20%	2.51%	2.52%	1.84%	1.77%(6)
After expense reimbursement and waivers	1.50%	1.41%(8)	1.19%	1.19%	1.19%(6)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.96)%	(0.73)%	(0.41)%	(0.95)%	(0.98)%(6)
Portfolio turnover rate	21%	14%	43%	40%	66%(5)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)
Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Total investment return excludes the effect of applicable sales charges.
(5)	Not annualized for the period.
(6)	Annualized for the period.
(6)	Effective July 28, 2023, expense cap was 1.50%.
*	Class A Shares began operations on February 8, 2021.
The accompanying notes are an integral part of these financial statements.

13

PLUMB FUNDS
Notes to Financial Statements
March 31, 2025
1. ORGANIZATION
Wisconsin Capital Funds, Inc. (the “Company”), also referred to as the “Plumb Funds”, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). Each Fund offers three share classes: the Investor Shares (Inception date of May 24, 2007), the Institutional Shares (Inception date of August 3, 2020), and the Class A Shares (Inception date of February 8, 2021). Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A Shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00%; (ii) Investor Shares and Class A Shares have a 12b-1 fee of up to 0.25%; and (iii) certain other class speciﬁc expenses will be borne solely by the class to which such expenses are attributable.
The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.
2. SIGNIFICANT ACCOUNTING POLICES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
Security Valuation: The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)
Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.
Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.
Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of

14

PLUMB FUNDS
Notes to Financial Statements
March 31, 2025(Continued)
fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.
Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of March 31, 2025, to value the Funds’ investments carried at fair value:
Plumb Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$36,916,136	$—	$—	$36,916,136
Corporate Bonds*	—	20,827,370	—	20,827,370
U.S. Government Agency Issues	—	493,879	—	493,879
Short-Term Investment	968,926	—	—	968,926
Total	$37,885,062	$21,321,249	$—	$59,206,311

Plumb Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$22,469,246	$—	$—	$22,469,246
Short-Term Investment	2,216,267	—	—	2,216,267
Total	$24,685,513	$—	$—	$24,685,513

*	For detailed industry descriptions, refer to the Schedule of Investments.
Use of Estimates: The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Allocation of Income and Expenses: Net investment income, other than class speciﬁc expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.
Federal Income Taxes: The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.
As of and during the year ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2025, the Funds did not incur any interest or penalties.

15

PLUMB FUNDS
Notes to Financial Statements
March 31, 2025(Continued)
Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
Other: Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.
Under the Company's organizational documents, the Company will indemnify its officers and directors for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
3. DISTRIBUTION PLAN
The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay a distribution fee up to 0.25% of the Funds’ average daily net assets attributable to both the Investor Shares and the Class A Shares of each Fund, for services to prospective Fund shareholders and distribution of Fund shares. During the fiscal year ended March 31, 2025, the Plumb Balanced Fund Investor Shares and Class A Shares incurred expenses of $99,624 and $301, respectively, and the Plumb Equity Fund Investor Shares and Class A Shares incurred expenses of $36,198 and $150, respectively, pursuant to the 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.
4. INVESTMENT ADVISOR AND OTHER AFFILIATES
The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.
Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective July 28, 2023, the Advisor, has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.44% of the Fund’s average daily net assets for the Investor Shares and the Class A Shares, and 1.19% of the Fund’s average daily net assets for the Institutional Shares. Prior to July 28, 2023 Wisconsin Capital Management contractually agreed to waive it’s advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.19% of the Fund’s average daily net assets for the Investor Shares and the Class A shares and .99% of the of the Fund’s average daily net assets for the Institutional Shares. Thiscontractual limitation is in effect until July 31, 2025 and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and

16

PLUMB FUNDS
Notes to Financial Statements
March 31, 2025(Continued)
expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date suchamount was waived or reimbursed. For the fiscal year ended March 31, 2025, the Advisor waived $36,507, $27,542, and $111 of expenses in the Plumb Balanced Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively. For the fiscal year ended March 31, 2025, the Advisor waived $101,805, $90,683 and $422 of expenses in the Plumb Equity Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively.
As of March 31, 2025, the Adviser has waived and recouped fees. The following table shows the remaining amount subject to potential recoupment as of March, 2025 and expiring on:

Plumb Balanced Fund Investor Shares		Plumb Equity Fund Investor Shares
March 31, 2026	155,455	March 31, 2026	145,251
March 31, 2027	97,420	March 31, 2027	164,078
March 31, 2028	36,507	March 31, 2028	101,805

Plumb Balanced Fund Institutional Shares		Plumb Equity Fund Institutional Shares
March 31, 2026	67,491	March 31, 2026	87,678
March 31, 2027	44,559	March 31, 2027	80,656
March 31, 2028	27,542	March 31, 2028	90,683

Plumb Balanced Fund Class A Shares		Plumb Equity Fund Class A Shares
March 31, 2026	203	March 31, 2026	539
March 31, 2027	157	March 31, 2027	614
March 31, 2028	111	March 31, 2028	422

5. INVESTMENT TRANSACTIONS
For the period ended March 31, 2025, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$—	$2,037,175	$17,818,598	$30,402,401
Plumb Equity Fund	—	—	5,437,136	8,074,602

6. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, beneficial ownership of more than 25% of the shares outstanding in each class is as follows:

	Plumb Balanced Fund			Plumb Equity Fund
	Investor Shares	Institutional Shares	Class A Shares	Investor Shares	Institutional Shares	Class A Shares
National Financial Services LLC	—	—	38.49%	—	—	—
Charles Schwab & Co, Inc.	—	64.53%	—	—	83.21%	—
Thomas G. Plumb	—	—	61.50%	—	—	90.51%

17

PLUMB FUNDS
Notes to Financial Statements
March 31, 2025(Continued)
7. FEDERAL TAX INFORMATION
As of March 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Tax cost of Investments	$40,816,593	$13,046,608
Unrealized Appreciation	19,233,724	12,204,909
Unrealized Depreciation	(844,006)	(566,004)
Net unrealized appreciation (depreciation)	18,389,718	11,638,905
Undistributed OI	43,464	—
Undistributed LTG	5,634,639	1,444,654
Distributable earnings	5,678,103	1,444,654
Other accumulated gain/(loss)	—	(49,566)
Total accumulated gain/(loss)	$24,067,821	$13,033,993

The tax cost of investments as of March 31, 2025 was $40,816,593 and $13,046,608 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs primarily due to the amortization of callable bonds.
As of March 31, 2025, The Plumb Balanced Fund did not differ, on a tax basis, any late year ordinary and post-October capital losses. The Plumb Equity Fund did differ, on a tax basis, $49,566 late year ordinary losses and no post-October capital losses.
Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Per the year ended March 31, 2025, distributable earnings increased by $227,225 and capital stock decreased by $227,225 for the Plumb Equity Fund. The permanent difference relates to net operating loss. No reclassification was made to the Plumb Balanced Fund.
8. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the fiscal years ended March 31, 2025 and 2024 was as follows:

	Plumb Balanced Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from:
Ordinary Income	979,202	$726,081
Long-Term Capital Gains	4,101,796	—
Total Distributions Paid	$5,080,998	$726,081

	Plumb Equity Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from:
Ordinary Income	$—	$—
Long-Term Capital Gains	94,710	—
Total Distributions Paid	$94,710	$—

18

PLUMB FUNDS
Notes to Financial Statements
March 31, 2025(Continued)
9. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

19

PLUMB Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
Wisconsin Capital Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc., comprising Plumb Balanced Fund and Plumb Equity Fund (the “Funds”), as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2007.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 29, 2025

20

PLUMB FUNDS
Additional Information (Unaudited)
1. Liquidity Risk Program
The Funds have adopted a Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), that seeks to assess, manage, and review each Fund’s liquidity risk. The Liquidity Rule requires in part that the Board of Directors of the Funds receive a written report on a no-less-frequently-than-annual basis that addresses the operation of the Program and assesses its adequacy and effectiveness of implementation, including the operation of any highly liquid investment minimum established for a Fund and any material changes to the Program. The Board of Directors of the Funds has appointed Wisconsin Capital Management, LLC’s Compliance Committee as the program administrator for the Program (the “Program Administrator”). At its meetings on May 10, 2024, August 9, 2024, November 15, 2024, and February 14, 2025, the Board of Directors of the Funds reviewed the Program Administrator’s written reports (collectively, the “Report”) relating to the operation of the Program for the period from January 1, 2024 through December 31, 2024 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including that each Fund continues to primarily hold assets that are highly liquid investments. There were no material changes to the Program during the Program Reporting Period and no liquidity events occurring during the Program Reporting Period that affected the Funds or their ability to meet redemptions. Based on this review, the Report concluded that the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.
2. Additional Disclosure Regarding Fund Directors and Officers
The Board of Directors of the Funds has an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi, Harlan Moeckler (Chair), Patrick J. Quinn and Roy Schlachtenhaufen none of whom is an “interested” person of the Funds. Harlan J. Moeckler has been determined by the Board to be an audit committee financial expert.
The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jay Loewi (Chair), Harlan Moeckler, Patrick J. Quinn and Roy Schlachtenhaufen none of whom is an “interested” person of the Funds.
3. QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% (which includes a 3.8% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	55.96%
Plumb Equity Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended March 31, 2025, was as follows:

Plumb Balanced Fund	67.98%
Plumb Equity Fund	0.00%

21

Wisconsin Capital Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201
1-866-987-7888
Investment Advisor
Wisconsin Capital Management, LLC
8020 Excelsior Drive, Suite 402
Madison, WI 53717
(608) 960-4616
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202
Custodian
U.S. Bank National Association
1555 North Rivercenter Drive
Suite 302
Milwaukee, WI 53212
Transfer Agent and
Dividend Disbursing Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.
The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling
1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.
The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-PORT Part F. The Funds’ Form N-PORT Part F is available on the SEC’s website at www.sec.gov.

PLUMB FUNDS
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
March 31, 2025
Not applicable.

23

PLUMB FUNDS
Item 9 – Proxy Disclosures for Open-End Management Investment Companies
March 31, 2025
No matters were submitted to the shareholders of the Fund for their vote during this reporting period.

24

PLUMB FUNDS
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
March 31, 2025
Included under Item 7 in the Statement of Operations.

25

PLUMB FUNDS
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
March 31, 2025
Not applicable for this reporting period.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 10. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 11. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 12. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 13. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 14. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 15. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable due to availability through the registrant’s website.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wisconsin Capital Funds, Inc.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date	6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date	6/5/2025

By (Signature and Title)*	/s/ Alissa Schlimgen
Alissa Schlimgen, Chief Financial Officer (Principal Financial Officer)

Date	6/6/2025

* Print the name and title of each signing officer under his or her signature.